UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2009

Item 1:  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 94.00%

COMMON STOCKS 1.71%

Automotive 0.03%
Oshkosh Corp.	300	$2,022,000

Chemicals 0.00%
Texas Petrochemicals, Inc.*	35	123,242

Electric: Generation 0.30%
NRG Energy, Inc.*	721	12,690,022
PNM Resources, Inc.	500	4,130,000
Reliant Energy, Inc.*	300	957,000
Total		17,777,022

Electric: Integrated 0.17%
NiSource, Inc.	700	6,860,000
TECO Energy, Inc.	300	3,345,000
Total		10,205,000

Electronics 0.17%
Emerson Electric Co.	350	10,003,000

Food & Drug Retailers 0.13%
Ingles Markets, Inc. Class A	185	2,762,050
SUPERVALU, INC.	350	4,998,000
Total		7,760,050

Investments & Miscellaneous Financial Services 0.34%
CIT Group, Inc.	71	203,690
SPDR Trust Series 1	250	19,860,000
Total		20,063,690

Machinery 0.18%
Baldor Electric Co.	215	3,115,350
Roper Industries, Inc.	180	7,641,000
Total		10,756,350

Media: Cable 0.05%
Time Warner Cable, Inc.	133	3,306,658

Multi-Line Insurance 0.20%
MetLife, Inc.	517	11,771,179

Pharmaceuticals 0.09%
Pfizer, Inc.	400	5,448,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Shares (000)	Value
Support: Services 0.05%
CRA International, Inc.*	150	$2,832,000

Total Common Stocks (cost $194,043,704)		102,068,191

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 5.91%

Aerospace/Defense 0.56%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$14,000	14,175,000
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	20,000	19,375,000
Total				33,550,000

Banking 0.22%
National City Corp.	4.00%	2/1/2011	14,250	13,056,563

Building & Construction 0.04%
Fluor Corp.	1.50%	2/15/2024	2,000	2,567,500

Building Materials 0.14%
General Cable Corp.	1.00%	10/15/2012	12,000	8,565,000

Computer Hardware 0.25%
Intel Corp.	2.95%	12/15/2035	18,000	14,760,000

Diversified Capital Goods 0.03%
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	1,600	1,600,000

Electronics 0.55%
FLIR Systems, Inc.	3.00%	6/1/2023	1,365	2,550,844
Itron, Inc.	2.50%	8/1/2026	11,525	11,510,594
Millipore Corp.	3.75%	6/1/2026	20,000	18,650,000
Total				32,711,438

Gas Distribution 0.06%
NorthernStar Natural Gas, Inc. PIK†	5.00%	5/15/2013	4,912	3,462,693

Health Services 0.50%
Fisher Scientific International, Inc.	3.25%	3/1/2024	10,000	11,912,500
Invitrogen Corp.	1.50%	2/15/2024	20,000	17,925,000
Total				29,837,500

Media: Broadcast 0.19%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	22,545	7,355,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Broadcast (continued)
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(a)	4.875%	7/15/2018	$10,000	$4,250,000
Total				11,605,306

Media: Diversified 0.28%
Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	45,000	16,537,500

Metals/Mining (Excluding Steel) 0.48%
Newmont Mining Corp.	1.25%	7/15/2014	20,000	24,200,000
Newmont Mining Corp.	3.00%	2/15/2012	3,700	4,583,375
Total				28,783,375

Oil Field Equipment & Services 0.11%
Hanover Compressor Co.	4.75%	1/15/2014	10,000	6,950,000

Pharmaceuticals 0.99%
CV Therapeutics, Inc.	3.25%	8/16/2013	12,900	12,787,125
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	33,100	36,079,000
Wyeth	0.965%#	1/15/2024	10,000	9,980,000
Total				58,846,125

Printing & Publishing 0.19%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	12,000	11,190,000

Software/Services 0.90%
EMC Corp.	1.75%	12/1/2011	15,000	15,112,500
Equinix, Inc.	2.50%	4/15/2012	22,500	18,731,250
Symantec Corp.	0.75%	6/15/2011	20,000	19,775,000
Total				53,618,750

Support: Services 0.21%
CRA International, Inc.	2.875%	6/15/2034	15,000	12,487,500

Telecommunications: Wireless 0.21%
Nextel Communications, Inc.	5.25%	1/15/2010	8,000	7,750,000
NII Holdings, Inc.	2.75%	8/15/2025	5,000	4,581,250
Total				12,331,250

Total Convertible Bonds (cost $424,851,723)				352,460,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate		Shares (000)	Value
CONVERTIBLE PREFERRED STOCKS 2.13%

Agency 0.01%
Fannie Mae	8.75%		450	$468,000

Banking 0.43%
Bank of America Corp.	7.25%		35	14,857,500
Wells Fargo & Co.	7.50%		23	11,016,770
Total				25,874,270

Food: Wholesale 0.47%
Archer Daniels Midland Co.	6.25%		500	18,365,000
Bunge Ltd.	4.875%		125	9,578,125
Total				27,943,125

Gas Distribution 0.47%
El Paso Corp.	4.99%		20	11,605,000
Williams Cos., Inc. (The)	5.50%		300	16,200,000
Total				27,805,000

Metals/Mining (Excluding Steel) 0.14%
Vale Capital Ltd. (Brazil)(b)	5.50%		283	8,265,950

Pharmaceuticals 0.61%
Mylan, Inc.	6.50%		30	25,845,000
Schering-Plough Corp.	6.00%		50	10,525,000
Total				36,370,000

Total Convertible Preferred Stocks (cost $208,509,026)				126,726,345

		Maturity Date	Principal Amount (000)
FLOATING-RATE LOANS(c) 1.91%

Aerospace/Defense 0.09%
Hawker Beechcraft Acquistion Co. LLC Letter of Credit	3.459%	3/31/2014	$646	295,162
Hawker Beechcraft Corp. Term Loan	2.518% - 3.22%	3/31/2014	10,997	5,026,604
Total				5,321,766

Auto Parts & Equipment 0.22%
Oshkosh Corp. Term Loan B	6.54% - 7.28%	12/6/2013	17,161	12,861,916

Health Services 0.48%
HCA, Inc. Term Loan B	3.47%	11/18/2013	33,750	28,796,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Healthcare 0.23%
Biomet, Inc. Term Loan B	3.518% - 4.222%	3/25/2015	$5,666		$5,122,892
Community Health Systems, Inc. Delayed Draw Term Loan	2.768%	7/25/2014		487	421,717
Community Health Systems, Inc. Term Loan B	2.768% - 3.506%	7/25/2014		9,513	8,245,783
Total					13,790,392

Machinery 0.16%
Baldor Electric Co. Term Loan B	2.313% - 2.938%	1/31/2014		10,471	9,453,100

Pharmaceuticals 0.45%
Mylan, Inc. Term Loan B	3.813% - 4.50%	10/1/2014		28,500	26,540,625

Printing & Publishing 0.06%
Idearc, Inc. Term Loan B	3.22%	11/17/2014		9,924	3,833,165

Utility 0.22%
Texas Competitive Electric Holdings Co. LLC Term Loan B2	4.018% - 4.033%	10/10/2014		19,849	13,168,744

Total Floating Rate Loans (cost $137,066,239)					113,766,699

FOREIGN BONDS(d) 0.49%

Canada
Government of Canada	4.00%	9/1/2010	CAD	20,000	16,581,377
Government of Canada	5.50%	6/1/2010	CAD	15,000	12,562,619

Total Foreign Bonds (cost $35,274,299)					29,143,996

GOVERNMENT SPONSORED ENTERPRISES BONDS 2.92%
Federal Home Loan Bank	3.625%	10/18/2013		50,000	52,206,800
Federal Home Loan Mortgage Corp.	5.125%	4/18/2011		70,000	75,074,300
Federal National Mortgage Assoc.	3.875%	7/12/2013		20,000	21,363,820
Federal National Mortgage Assoc.	6.625%	9/15/2009		25,000	25,655,125

Total Government Sponsored Enterprises Bonds (cost $171,488,583)					174,300,045

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.15%

Federal National Mortgage Assoc.	4.50%	2/1/2039		24,893	25,476,206
Federal National Mortgage Assoc.	5.00%	1/1/2038 - 3/1/2039		48,657	50,241,955
Federal National Mortgage Assoc.	5.50%	2/1/2033 - 5/1/2037		97,519	101,540,182
Federal National Mortgage Assoc.	6.00%	2/1/2034 - 8/1/2038		384,263	402,356,262
Federal National Mortgage Assoc.	6.50%	9/1/2035 - 7/1/2037		193,164	203,900,200

Total Government Sponsored Enterprises Pass-Throughs (cost $755,721,722)					783,514,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
HIGH YIELD CORPORATE BONDS 65.29%

Aerospace/Defense 0.98%
Esterline Technologies Corp.	6.625%	3/1/2017	$4,625	$4,162,500
Esterline Technologies Corp.	7.75%	6/15/2013	16,000	15,400,000
Hawker Beechcraft Corp. PIK	8.875%	4/1/2015	3,000	352,500
L-3 Communications Corp.	6.125%	1/15/2014	14,000	13,300,000
L-3 Communications Corp.	6.375%	10/15/2015	18,000	17,055,000
Moog, Inc. Class A	6.25%	1/15/2015	8,500	7,862,500
Total				58,132,500

Agriculture 0.12%
Bunge NA Finance LP	5.90%	4/1/2017	9,050	7,169,265

Apparel/Textiles 0.29%
Levi Strauss & Co.	8.875%	4/1/2016	13,729	10,708,620
Quiksilver, Inc.	6.875%	4/15/2015	17,000	6,545,000
Total				17,253,620

Auto Loans 1.08%
Ford Motor Credit Co. LLC	7.25%	10/25/2011	55,000	39,178,205
Ford Motor Credit Co. LLC	7.375%	10/28/2009	20,000	17,939,240
Ford Motor Credit Co. LLC	9.75%	9/15/2010	8,500	6,994,633
Total				64,112,078

Auto Parts & Equipment 0.46%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	20,000	1,500,000
Lear Corp.	8.50%	12/1/2013	10,000	2,300,000
Stanadyne Corp.	10.00%	8/15/2014	10,000	6,500,000
Stanadyne Corp. (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	15,000	6,525,000
Tenneco, Inc.	8.625%	11/15/2014	20,000	3,800,000
TRW Automotive, Inc.†	7.25%	3/15/2017	16,425	6,898,500
Total				27,523,500

Automotive 0.23%
Ford Capital BV (Netherlands)(b)	9.50%	6/1/2010	16,500	9,075,000
Ford Motor Co.	9.50%	9/15/2011	7,000	3,220,000
General Motors Corp.	7.20%	1/15/2011	10,000	1,650,000
Total				13,945,000

Banking 1.70%
Bank of America Corp.	5.75%	12/1/2017	12,000	10,093,788
GMAC LLC†	7.25%	3/2/2011	50,973	37,757,230
JPMorgan Chase & Co.	6.00%	1/15/2018	15,000	15,176,910
Regions Financing Trust II	6.625%	5/15/2047	10,000	3,627,420
Wachovia Corp.	5.50%	5/1/2013	12,500	11,535,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banking (continued)
Wells Fargo & Co.	5.35%	5/6/2018	$20,000	$17,019,480
Wells Fargo & Co.	5.625%	12/11/2017	6,500	5,940,571
Total				101,151,312

Beverage 1.25%
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	40,000	39,951,600
Constellation Brands, Inc.	7.25%	5/15/2017	22,000	21,010,000
Diageo Capital plc (United Kingdom)(b)	7.375%	1/15/2014	8,400	9,238,530
PepsiCo, Inc.	7.90%	11/1/2018	3,500	4,307,853
Total				74,507,983

Brokerage 0.24%
Morgan Stanley	6.00%	4/28/2015	12,000	11,343,492
Morgan Stanley	6.625%	4/1/2018	2,850	2,721,995
Total				14,065,487

Building & Construction 0.02%
William Lyon Homes, Inc.	10.75%	4/1/2013	8,375	1,465,625

Building Materials 0.02%
NTK Holdings, Inc. (10.75% after 9/1/2009)**	Zero Coupon	3/1/2014	15,000	975,000

Chemicals 1.89%
Airgas, Inc.	6.25%	7/15/2014	10,000	9,600,000
Airgas, Inc.†	7.125%	10/1/2018	5,275	5,077,188
Equistar Chemicals LP(e)	7.55%	2/15/2026	26,000	2,730,000
Huntsman LLC	11.50%	7/15/2012	5,181	4,067,085
Ineos Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	30,000	1,875,000
INVISTA†	9.25%	5/1/2012	25,000	22,500,000
Mosaic Co. (The)†	7.375%	12/1/2014	1,800	1,766,005
Nalco Co.	8.875%	11/15/2013	10,425	10,060,125
Praxair, Inc.	4.625%	3/30/2015	20,000	20,785,600
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	18,250	15,512,500
Terra Capital, Inc.	7.00%	2/1/2017	20,000	18,500,000
Total				112,473,503

Consumer/Commercial/Lease Financing 0.61%
American Express Bank FSB	5.50%	4/16/2013	18,375	15,862,053
American Express Credit Corp.	7.30%	8/20/2013	12,000	11,149,176
CIT Group, Inc.	3.375%	4/1/2009	3,500	3,500,000
CIT Group, Inc.	5.20%	11/3/2010	7,500	6,051,945
Total				36,563,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Products 0.47%
Elizabeth Arden, Inc.	7.75%	1/15/2014	$25,000	$17,875,000
H.J. Heinz Co.	5.35%	7/15/2013	10,000	10,325,120
Total				28,200,120

Diversified Capital Goods 1.95%
Actuant Corp.	6.875%	6/15/2017	10,400	8,866,000
Belden, Inc.	7.00%	3/15/2017	12,500	10,312,500
Eaton Corp.	6.95%	3/20/2019	15,000	15,089,985
Honeywell International, Inc.	5.30%	3/1/2018	15,175	15,536,787
Mueller Water Products, Inc.	7.375%	6/1/2017	15,825	8,229,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	13,900	5,351,500
RBS Global & Rexnord Corp.	8.875%	9/1/2016	15,000	11,325,000
RBS Global & Rexnord Corp.	9.50%	8/1/2014	29,500	24,042,500
Sensus Metering Systems, Inc.	8.625%	12/15/2013	21,000	17,692,500
Total				116,445,772

Electric: Generation 4.95%
AES Corp. (The)	8.00%	10/15/2017	33,950	29,281,875
Dynegy Holdings, Inc.	7.75%	6/1/2019	22,500	14,737,500
Dynegy Holdings, Inc.	8.375%	5/1/2016	40,000	27,300,000
Edison Mission Energy	7.00%	5/15/2017	65,000	47,775,000
Edison Mission Energy	7.75%	6/15/2016	51,000	39,015,000
Mirant Americas Generation LLC	9.125%	5/1/2031	34,250	23,803,750
Mirant North America LLC	7.375%	12/31/2013	15,225	13,854,750
NRG Energy, Inc.	7.25%	2/1/2014	21,500	20,263,750
NRG Energy, Inc.	7.375%	2/1/2016	12,300	11,469,750
NRG Energy, Inc.	7.375%	1/15/2017	15,000	13,987,500
Reliant Energy, Inc.	6.75%	12/15/2014	10,000	9,250,000
Reliant Energy, Inc.	7.875%	6/15/2017	12,500	9,937,500
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	67,500	34,087,500
Total				294,763,875

Electric: Integrated 3.15%
Brown-Forman Corp.	5.00%	2/1/2014	8,800	9,121,394
Commonwealth Edison Co.	5.80%	3/15/2018	18,000	17,082,990
Duke Energy Corp.	6.30%	2/1/2014	15,000	15,371,820
E. ON International Finance BV (Netherlands)†(b)	5.80%	4/30/2018	17,000	16,750,967
EDF SA (France)†(b)	6.50%	1/26/2019	12,000	12,384,060
Nevada Power Co.	5.875%	1/15/2015	15,000	14,233,350
NiSource Finance Corp.	6.15%	3/1/2013	7,000	6,118,973
NiSource Finance Corp.	10.75%	3/15/2016	2,200	2,229,861
Northeast Utilities	5.65%	6/1/2013	7,750	7,336,243
Northern States Power Co. Minnesota	5.25%	3/1/2018	15,000	15,308,475
Pacific Gas & Electric Co.	4.80%	3/1/2014	12,000	12,076,176
Pacific Gas & Electric Co.	8.25%	10/15/2018	7,500	8,854,500
PECO Energy Co.	5.35%	3/1/2018	11,002	10,689,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Integrated (continued)
PPL Energy Supply LLC	6.40%	11/1/2011	$12,000	$12,032,160
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	28,425	28,112,922
Total				187,703,544

Electronics 0.88%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	20,000	10,675,000
Avago Technologies Ltd. (Singapore)(b)	10.125%	12/1/2013	10,000	8,950,000
Emerson Electric Co.	4.875%	10/15/2019	4,350	4,407,272
Emerson Electric Co.	5.25%	10/15/2018	15,600	16,234,655
Freescale Semiconductor, Inc.	8.875%	12/15/2014	41,125	8,841,875
NXP BV (Netherlands)(b)	9.50%	10/15/2015	13,000	1,462,500
NXP BV LLC (Netherlands)(b)	3.844%#	10/15/2013	12,500	2,156,250
Total				52,727,552

Energy: Exploration & Production 4.20%
Anadarko Petroleum Corp.	7.625%	3/15/2014	10,000	9,946,030
Chesapeake Energy Corp.	6.25%	1/15/2018	50,000	39,250,000
Chesapeake Energy Corp.	6.50%	8/15/2017	14,000	11,480,000
Chesapeake Energy Corp.	7.00%	8/15/2014	40,000	35,400,000
Cimarex Energy Co.	7.125%	5/1/2017	25,000	20,250,000
EOG Resources, Inc.	6.125%	10/1/2013	3,250	3,469,135
Forest Oil Corp.	7.25%	6/15/2019	27,500	21,862,500
Forest Oil Corp.†	7.25%	6/15/2019	3,200	2,544,000
Forest Oil Corp.†	8.50%	2/15/2014	9,825	9,161,812
KCS Energy Services, Inc.	7.125%	4/1/2012	25,000	22,750,000
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	9,905,446
Newfield Exploration Co.	7.125%	5/15/2018	14,500	12,905,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	12,325	5,916,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	22,950	14,917,500
Range Resources Corp.	7.25%	5/1/2018	2,600	2,340,000
Range Resources Corp.	7.375%	7/15/2013	20,000	19,050,000
XTO Energy, Inc.	5.50%	6/15/2018	10,000	9,304,760
Total				250,452,183

Environmental 1.26%
Allied Waste North America, Inc.	7.125%	5/15/2016	25,000	23,344,175
Allied Waste North America, Inc.	7.25%	3/15/2015	55,000	52,036,215
Total				75,380,390

Food & Drug Retailers 1.31%
Ingles Markets, Inc.	8.875%	12/1/2011	30,000	29,400,000
New Albertson’s, Inc.	7.25%	5/1/2013	2,250	2,193,750
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	27,000	26,730,000
SUPERVALU, INC.	7.50%	11/15/2014	20,000	19,625,000
Total				77,948,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food: Wholesale 1.39%
Dole Food Co.	8.75%	7/15/2013	$35,000	$26,775,000
Dole Food Co.†	13.875%	3/15/2014	8,300	8,113,250
General Mills, Inc.	5.20%	3/17/2015	11,000	11,226,534
Kellogg Co.	4.25%	3/6/2013	10,000	10,148,220
Kraft Foods, Inc.	6.50%	8/11/2017	5,000	5,156,955
Kraft Foods, Inc.	6.75%	2/19/2014	6,700	7,251,129
Land O’ Lakes, Inc.	9.00%	12/15/2010	14,200	14,288,750
Total				82,959,838

Forestry/Paper 1.14%
Buckeye Technologies, Inc.	8.00%	10/15/2010	16,662	15,995,520
Catalyst Paper Corp. (Canada)(b)	7.375%	3/1/2014	15,500	5,580,000
Graphic Packaging International Corp.	9.50%	8/15/2013	20,375	14,670,000
International Paper Co.	7.95%	6/15/2018	5,675	4,331,818
Jefferson Smurfit Corp.(e)	7.50%	6/1/2013	20,000	2,450,000
Jefferson Smurfit Corp.(e)	8.25%	10/1/2012	10,000	1,300,000
Rock-Tenn Co. Class A	8.20%	8/15/2011	9,250	9,319,375
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	18,000	10,665,000
Stone Container Corp.(e)	8.00%	3/15/2017	20,000	2,500,000
Stone Container Corp.(e)	8.375%	7/1/2012	10,000	1,312,500
Total				68,124,213

Gaming 1.84%
Boyd Gaming Corp.	7.125%	2/1/2016	10,000	5,450,000
Downstream Development Quapaw†	12.00%	10/15/2015	10,000	2,650,000
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	32,925	19,590,375
Las Vegas Sands Corp.	6.375%	2/15/2015	35,000	16,625,000
Mandalay Resort Group	9.375%	2/15/2010	20,000	3,800,000
MGM Mirage, Inc.	6.75%	9/1/2012	14,600	5,183,000
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	14,250	6,198,750
River Rock Entertainment Authority	9.75%	11/1/2011	15,700	7,928,500
Scientific Games Corp.	6.25%	12/15/2012	10,000	8,800,000
Seneca Gaming Corp.	7.25%	5/1/2012	10,000	6,437,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,800	4,717,000
Station Casinos, Inc.	6.50%	2/1/2014	27,000	1,485,000
Turning Stone Casino Resort†	9.125%	12/15/2010	15,000	11,775,000
Turning Stone Casino Resort†	9.125%	9/15/2014	10,000	6,150,000
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	4,000	3,040,000
Total				109,830,125

Gas Distribution 3.82%
El Paso Corp.	7.00%	6/15/2017	26,275	22,509,293
El Paso Corp.	7.25%	6/1/2018	11,200	9,576,000
El Paso Corp.	7.75%	1/15/2032	10,000	7,500,370
El Paso Corp.	8.25%	2/15/2016	10,000	9,400,000
El Paso Corp.	12.00%	12/12/2013	4,000	4,230,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution (continued)
Ferrellgas Partners LP	6.75%	5/1/2014	$15,950	$13,477,750
Ferrellgas Partners LP	8.75%	6/15/2012	15,625	13,203,125
Inergy Finance LP	8.25%	3/1/2016	15,000	14,325,000
Inergy Finance LP†	8.75%	3/1/2015	4,950	4,801,500
MarkWest Energy Partners LP	6.875%	11/1/2014	23,050	16,365,500
MarkWest Energy Partners LP	8.50%	7/15/2016	3,775	2,718,000
MarkWest Energy Partners LP	8.75%	4/15/2018	6,000	4,215,000
National Fuel Gas Co.	6.50%	4/15/2018	25,400	24,208,867
Northwest Pipeline GP	6.05%	6/15/2018	5,025	4,700,978
Northwest Pipeline GP	7.00%	6/15/2016	12,500	12,630,950
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	7,600	6,809,235
Rockies Express Pipeline LLC†	6.25%	7/15/2013	6,000	5,892,504
Williams Cos., Inc. (The)	7.875%	9/1/2021	36,550	33,873,224
Williams Partners LP	7.25%	2/1/2017	20,000	17,024,100
Total				227,461,396

Health Services 4.64%
Alliance Imaging, Inc.	7.25%	12/15/2012	10,150	9,794,750
Bausch & Lomb, Inc.†	9.875%	11/1/2015	21,700	17,305,750
Baxter International, Inc.	5.375%	6/1/2018	3,375	3,475,626
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	16,325	14,202,750
Biomet, Inc.	10.00%	10/15/2017	22,000	21,890,000
Centene Corp.	7.25%	4/1/2014	15,000	13,350,000
Community Health Systems	8.875%	7/15/2015	35,000	33,250,000
DaVita, Inc.	7.25%	3/15/2015	12,500	12,078,125
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	12,700	12,763,500
HCA, Inc.	6.375%	1/15/2015	33,075	21,829,500
HCA, Inc.	9.125%	11/15/2014	20,000	18,850,000
HCA, Inc.	9.25%	11/15/2016	1,500	1,368,750
HCA, Inc.†	9.875%	2/15/2017	12,000	11,400,000
Omnicare, Inc.	6.875%	12/15/2015	7,000	6,300,000
Select Medical Corp.	7.625%	2/1/2015	20,000	13,050,000
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	11,625,000
United Surgical Partners, Inc.	8.875%	5/1/2017	21,500	16,770,000
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	32,000	28,400,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,225	9,059,125
Total				276,762,876

Hotels 1.16%
FelCor Lodging LP	9.00%	6/1/2011	15,000	9,075,000
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	5,952,000
Gaylord Entertainment Co.	8.00%	11/15/2013	36,700	24,405,500
Host Hotels & Resorts LP	6.375%	3/15/2015	15,000	11,175,000
Host Hotels & Resorts LP	7.00%	8/15/2012	22,000	18,700,000
Total				69,307,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household & Leisure Products 0.42%
Mattel, Inc.	5.625%	3/15/2013	$13,950	$12,911,102
Walt Disney Co. (The)	4.50%	12/15/2013	12,000	12,277,452
Total				25,188,554

Integrated Energy 0.62%
Marathon Oil Corp.	7.50%	2/15/2019	17,000	17,156,893
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	20,000	18,705,460
VeraSun Energy Corp.(e)	9.375%	6/1/2017	17,150	943,250
Total				36,805,603

Investments & Miscellaneous Financial Services 0.31%
General Electric Capital Corp.	4.80%	5/1/2013	20,000	18,760,360

Leisure 0.14%
Universal City Development Partners Ltd.	11.75%	4/1/2010	10,000	8,600,000

Machinery 1.10%
Baldor Electric Co.	8.625%	2/15/2017	37,000	29,507,500
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	9,850,000
Gardner Denver, Inc.	8.00%	5/1/2013	22,665	19,775,212
Roper Industries, Inc.	6.625%	8/15/2013	6,350	6,437,948
Total				65,570,660

Media: Broadcast 0.56%
Allbritton Communications Co.	7.75%	12/15/2012	60,000	22,500,000
ION Media Networks, Inc. PIK†	7.344%#	1/15/2013	10,837	124,631
Lin TV Corp.	6.50%	5/15/2013	10,075	5,289,375
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	7,000	3,832,500
Univision Communications, Inc. PIK†	9.75%	3/15/2015	18,150	1,905,750
Total				33,652,256

Media: Cable 2.66%
CCH I LLC(e)	11.75%	5/15/2014	33,000	536,250
CCH I LLC / CCH I Capital Corp.(e)	11.00%	10/1/2015	70,250	7,903,125
CCH II LLC / CCH II Capital Corp.(e)	10.25%	9/15/2010	5,000	4,525,000
CSC Holdings, Inc.†	8.625%	2/15/2019	23,000	22,252,500
DirecTV Holdings LLC	6.375%	6/15/2015	25,000	23,687,500
DirecTV Holdings LLC	8.375%	3/15/2013	15,000	15,243,750
Echostar DBS Corp.	7.125%	2/1/2016	24,000	21,600,000
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	9,050,000
Mediacom Communications Corp.	9.50%	1/15/2013	42,500	39,950,000
Time Warner Cable, Inc.	7.50%	4/1/2014	13,500	13,778,626
Total				158,526,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Diversified 0.08%
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	$5,050	$4,600,752

Media: Services 0.55%
Affinion Group, Inc.	11.50%	10/15/2015	8,700	5,437,500
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	16,820	10,680,700
Lamar Media Corp.	6.625%	8/15/2015	3,500	2,537,500
Warner Music Group Corp.	7.375%	4/15/2014	20,000	13,850,000
Total				32,505,700

Metals/Mining (Excluding Steel) 1.64%
Alcoa, Inc.	5.375%	1/15/2013	1,200	953,124
Aleris International, Inc.(e)	10.00%	12/15/2016	14,175	80,798
Aleris International, Inc. PIK(e)	9.00%	12/15/2014	7,500	42,750
Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019	5,250	5,283,369
Foundation PA Coal Co.	7.25%	8/1/2014	11,000	10,037,500
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	25,000	23,965,075
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	27,500	25,748,772
Noranda Aluminum Acquisition Corp. PIK	6.595%#	5/15/2015	26,800	8,442,000
Peabody Energy Corp.	5.875%	4/15/2016	15,000	13,425,000
Peabody Energy Corp.	7.375%	11/1/2016	10,000	9,950,000
Total				97,928,388

Mortgage Banks & Thrifts 0.00%
Washington Mutual Bank(e)	6.875%	6/15/2011	22,500	15,750

Multi-Line Insurance 0.63%
Hub International Holdings, Inc.†	9.00%	12/15/2014	12,875	8,207,812
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	7,000	7,147,455
MetLife, Inc.	5.00%	6/15/2015	18,235	15,022,358
USI Holdings Corp.†	5.113%#	11/15/2014	15,000	7,125,000
Total				37,502,625

Non-Food & Drug Retailers 0.16%
Brookstone Co., Inc.	12.00%	10/15/2012	10,000	4,550,000
Harry & David Operations Corp.	9.00%	3/1/2013	3,650	803,000
Toys ‘R’ Us, Inc.	7.625%	8/1/2011	10,000	4,062,500
Total				9,415,500

Oil Field Equipment & Services 1.80%
BJ Services Co.	6.00%	6/1/2018	6,800	6,382,147
Bristow Group, Inc.	6.125%	6/15/2013	20,150	16,422,250
Bristow Group, Inc.	7.50%	9/15/2017	11,000	8,305,000
Cameron International Corp.	6.375%	7/15/2018	5,200	4,525,040
CGG Veritas (France)(b)	7.75%	5/15/2017	5,525	4,254,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Field Equipment & Services (continued)
Complete Production Services, Inc.	8.00%	12/15/2016	$20,000	$12,800,000
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	8,275	6,330,375
Key Energy Services, Inc.	8.375%	12/1/2014	9,200	5,842,000
Nabors Industries, Inc.	6.15%	2/15/2018	10,000	7,836,180
National Oilwell Varco, Inc.	6.125%	8/15/2015	15,000	13,110,975
Pride International, Inc.	7.375%	7/15/2014	21,450	21,235,500
Total				107,043,717

Oil Refining & Marketing 0.18%
Tesoro Corp.	6.25%	11/1/2012	9,375	8,226,563
Tesoro Corp.	6.50%	6/1/2017	3,550	2,698,000
Total				10,924,563

Packaging 1.29%
Ball Corp.	6.625%	3/15/2018	16,000	15,600,000
Berry Plastics Corp.	8.875%	9/15/2014	10,000	5,650,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	39,887,950
Solo Cup Co.	8.50%	2/15/2014	15,000	11,025,000
Vitro SA de CV (Mexico)(b)(e)	9.125%	2/1/2017	20,000	4,675,000
Total				76,837,950

Pharmaceuticals 1.28%
Abbott Laboratories	5.125%	4/1/2019	10,000	10,076,820
Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	7,500	7,031,250
Eli Lilly & Co.	4.20%	3/6/2014	6,000	6,187,176
Novartis Securities Investment Ltd.	5.125%	2/10/2019	10,000	10,172,760
Roche Holdings, Inc.†	5.00%	3/1/2014	15,500	15,881,842
Warner Chilcott Corp.	8.75%	2/1/2015	28,009	27,028,685
Total				76,378,533

Printing & Publishing 0.09%
Dex Media West	9.875%	8/15/2013	20,000	4,050,000
Idearc, Inc.(e)	8.00%	11/15/2016	20,225	632,031
R.H. Donnelley Corp.	8.875%	1/15/2016	6,150	384,375
Total				5,066,406

Railroads 0.13%
Canadian National Railway Co. (Canada)(b)	4.95%	1/15/2014	7,330	7,596,724

Restaurants 0.23%
Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	15,500	13,485,000

Software/Services 1.44%
Ceridian Corp.	11.25%	11/15/2015	6,750	2,868,750
First Data Corp.	9.875%	9/24/2015	13,350	7,876,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Software/Services (continued)
SERENA Software, Inc.	10.375%	3/15/2016	$7,600	$4,560,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	36,000	31,500,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	22,500	15,862,500
Syniverse Technologies, Inc.	7.75%	8/15/2013	14,800	12,506,000
Unisys Corp.	8.00%	10/15/2012	10,000	2,562,500
Vangent, Inc.	9.625%	2/15/2015	12,500	8,187,500
Total				85,923,750

Steel Producers/Products 0.27%
Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	13,250	5,167,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	10,943,310
Total				16,110,810

Support: Services 1.52%
ARAMARK Corp.	4.67%#	2/1/2015	12,000	9,210,000
Ashtead Capital, Inc.†	9.00%	8/15/2016	15,200	8,740,000
Avis Budget Car Rental	7.625%	5/15/2014	4,950	1,262,250
Education Management LLC/Education Management Finance Corp.	8.75%	6/1/2014	2,125	2,018,750
Expedia, Inc.†	8.50%	7/1/2016	10,775	9,212,625
FTI Consulting, Inc.	7.75%	10/1/2016	12,075	12,105,187
Hertz Corp. (The)	8.875%	1/1/2014	20,900	12,775,125
Hertz Corp. (The)	10.50%	1/1/2016	8,000	3,520,000
Iron Mountain, Inc.	7.75%	1/15/2015	8,600	8,535,500
Iron Mountain, Inc.	8.625%	4/1/2013	10,000	10,050,000
Rental Service Corp.	9.50%	12/1/2014	15,250	7,548,750
United Rentals North America, Inc.	7.75%	11/15/2013	10,000	5,450,000
Total				90,428,187

Telecommunications: Equipment 0.16%
Cisco Systems, Inc.	4.95%	2/15/2019	9,700	9,561,901

Telecommunications: Fixed Line 0.20%
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	12,000	11,679,552

Telecommunications: Integrated/Services 4.55%
AT&T, Inc.	5.80%	2/15/2019	15,000	14,711,175
Cincinnati Bell, Inc.	8.375%	1/15/2014	59,075	55,825,875
Hughes Network Systems LLC	9.50%	4/15/2014	10,000	9,000,000
Intelsat Ltd.	11.25%	6/15/2016	11,000	10,725,000
MasTec, Inc.	7.625%	2/1/2017	11,050	9,047,187
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%	5/1/2016	39,000	36,660,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	82,750	81,095,000
Qwest Communications International, Inc.	7.25%	2/15/2011	30,000	29,100,000
Windstream Corp.	7.00%	3/15/2019	28,000	24,780,000
Total				270,944,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Telecommunications: Wireless 1.88%
Centennial Communications Corp.	10.00%	1/1/2013	$12,750		$13,610,625
Centennial Communications Corp.	10.125%	6/15/2013	10,000		10,400,000
Hellas II (Luxembourg)†(b)	6.844%#	1/15/2015	17,850		3,034,500
IPCS, Inc. PIK	4.42%#	5/1/2014	4,700		2,890,500
MetroPCS Wireless, Inc.	9.25%	11/1/2014	20,000		19,500,000
Sprint Capital Corp.	6.90%	5/1/2019	28,550		20,270,500
Sprint Capital Corp.	8.375%	3/15/2012	15,000		13,575,000
Verizon Wireless Capital LLC†	5.55%	2/1/2014	10,000		10,018,840
Verizon Wireless Capital LLC†	8.50%	11/15/2018	7,500		8,581,867
Wind Acquisition Finance SA (Italy)†(b)	10.75%	12/1/2015	10,000		9,950,000
Total					111,831,832

Theaters & Entertainment 0.35%
AMC Entertainment, Inc.	8.00%	3/1/2014	25,000		20,625,000

Total High Yield Corporate Bonds (cost $5,203,566,753)					3,890,917,242

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.15%

Crown Castle Towers LLC 2006-1A AFX† (cost $9,036,420)	5.245%	11/15/2036	9,810		9,025,200

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCKS 0.15%

Agency 0.01%
Fannie Mae	Zero Coupon		481		341,794

Consumer Products 0.14%
H.J. Heinz Co.†	8.00%		—	(f)	8,650,000

Total Non-Convertible Preferred Stocks (cost $22,089,804)					8,991,794

			Principal Amount (000)
U.S. TREASURY OBLIGATION 0.19%

U.S. Treasury Note (cost $10,513,823)	4.00%	2/15/2014	$10,000		11,128,910

Total Long-Term Investments (cost $7,172,162,096)					5,602,043,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 4.11%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $214,980,000 of U.S. Treasury Bill at 0.18% due 5/14/2009 and $34,665,000 of U.S. Treasury Bill at 0.21% due 5/21/2009; value: $249,595,071; proceeds: $244,699,902 (cost $244,699,834)	$244,700	$244,699,834

Total Investments in Securities 98.11% (cost $7,416,861,930)		5,846,743,561

Foreign Cash and Other Assets in Excess of Liabilities 1.89%		112,643,383
Net Assets 100.00%		$5,959,386,944

PIK	Payment-in-kind.
*	Non-income producing security.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors.  Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at March 31, 2009.
**	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)

On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance.  The “accreted principal price” of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

(b)	Foreign security traded in U.S. dollars.
(c)

Floating Rate Loan.  Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates.  The rate shown is the rate(s) in effect at March 31, 2009.

(d)	Investment in non-U.S. dollar denominated securities.
(e)	Defaulted security.
(f)	Amount represents less than 1,000 shares.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation—Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. As of March 31, 2009, 100% of total investments in loans were valued based on prices from such services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Unlisted fixed income securities (other than senior loans) with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)  Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)   Structured Securities—The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(f)     When-Issued or Forward Transactions—The Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will

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Notes to Schedule of Investments (unaudited)(continued)

record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)  Floating Rate Loans—The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of March 31, 2009, there were no open unfunded loan commitments.

(h)  Fair Value Measurements—In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$410,608,039
Level 2 - Other Significant Observable Inputs	5,436,135,522
Total	$5,846,743,561

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Notes to Schedule of Investments (unaudited)(concluded)

3.   FEDERAL TAX INFORMATION

As of March 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,484,770,144
Gross unrealized gain	54,579,267
Gross unrealized loss	(1,692,605,850)
Net unrealized security loss	$(1,638,026,583)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, amortization and certain securities.

4.   RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

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Item 2:  Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:  Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009